Risk information - Credit exposure (Details) - SEK (kr) kr in Millions	Dec. 31, 2020	Dec. 31, 2019
Risk information
Financial assets.	kr 320,399	kr 305,065
Committed undisbursed loans	57,213	52,150
AAA
Risk information
Financial assets.	126,728	110,898
Committed undisbursed loans	52,669	48,246
AA+ to A-
Risk information
Financial assets.	94,229	107,653
Committed undisbursed loans	1,374	1,307
BBB+ to BBB-
Risk information
Financial assets.	24,445	63,830
Committed undisbursed loans	1,145	807
BB+ to B-
Risk information
Financial assets.	74,972	22,684
Committed undisbursed loans	2,025	1,790
CCC to D
Risk information
Financial assets.	25
Cash and cash equivalents
Risk information
Financial assets.	3,362	1,362
Cash and cash equivalents | AAA
Risk information
Financial assets.	3,362	711
Cash and cash equivalents | AA+ to A-
Risk information
Financial assets.		651
Treasuries/government bonds
Risk information
Financial assets.	22,266	8,344
Treasuries/government bonds | AAA
Risk information
Financial assets.	11,380	2,191
Treasuries/government bonds | AA+ to A-
Risk information
Financial assets.	10,886	6,153
Other interest-bearing securities except loans
Risk information
Financial assets.	33,551	53,906
Other interest-bearing securities except loans | AAA
Risk information
Financial assets.	16,919	20,092
Other interest-bearing securities except loans | AA+ to A-
Risk information
Financial assets.	16,632	33,284
Other interest-bearing securities except loans | BBB+ to BBB-
Risk information
Financial assets.		530
Loans in the form of interest-bearing securities
Risk information
Financial assets.	50,780	43,627
Loans in the form of interest-bearing securities | AAA
Risk information
Financial assets.	2,937
Loans in the form of interest-bearing securities | AA+ to A-
Risk information
Financial assets.	11,938	9,785
Loans in the form of interest-bearing securities | BBB+ to BBB-
Risk information
Financial assets.	6,305	29,622
Loans in the form of interest-bearing securities | BB+ to B-
Risk information
Financial assets.	29,600	4,220
Loans to credit institutions
Risk information
Financial assets.	31,315	27,010
Loans to credit institutions | AAA
Risk information
Financial assets.	1,886	2,285
Loans to credit institutions | AA+ to A-
Risk information
Financial assets.	27,245	23,455
Loans to credit institutions | BBB+ to BBB-
Risk information
Financial assets.	78	1,205
Loans to credit institutions | BB+ to B-
Risk information
Financial assets.	2,106	65
Loans to the public
Risk information
Financial assets.	171,562	163,848
Loans to the public | AAA
Risk information
Financial assets.	90,244	85,619
Loans to the public | AA+ to A-
Risk information
Financial assets.	21,682	28,503
Loans to the public | BBB+ to BBB-
Risk information
Financial assets.	18,062	31,327
Loans to the public | BB+ to B-
Risk information
Financial assets.	41,549	18,399
Loans to the public | CCC to D
Risk information
Financial assets.	25
Derivatives
Risk information
Financial assets.	7,563	6,968
Derivatives | AA+ to A-
Risk information
Financial assets.	5,846	5,822
Derivatives | BBB+ to BBB-
Risk information
Financial assets.		kr 1,146
Derivatives | BB+ to B-
Risk information
Financial assets.	kr 1,717